UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bentley Capital Management, LLC
Address:  520 Madison Avenue
          New York, New York  10022

13F File Number:  028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald Levine
Title:  CEO
Phone:  (212) 583-8880


Signature, Place and Date of Signing:

/s/ Gerald Levine               New York, New York          August 13, 2003
-----------------------     -------------------------    ---------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
         NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:  $65,805
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

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                                                   BENTLEY CAPITAL MANAGEMENT
                                                   FORM 13F INFORMATION TABLE
                                                          June 30, 2003


NAME OF ISSUER                 TITLE OF CLASS   CUSIP       VALUE(K) SH/P AMT   S/P P/C  INV DSC   MANAGERS   SOLE    SHARED   NONE
--------------                 --------------   -----       -------- --------   -------  -------   --------   ----    ------   ----
ADE CORP MASS                  COMMON           00089C107      254    30000 SH           SOLE                 30000   0        0
AES CORP                       COMMON           00130H105      445    70000 SH           SOLE                 70000   0        0
ACETO CORP                     COMMON           004446100     1401    75600 SH           SOLE                 75600   0        0
ANTHEM INC                     COMMON           03674B104     1528    19800 SH           SOLE                 19800   0        0
APACHE CORP                    COMMON           037411105     1301    20000 SH           SOLE                 20000   0        0
AT RD INC                      COMMON           04648K105      653    59800 SH           SOLE                 59800   0        0
BEST BUY INC                   COMMON           086516101      439    10000 SH           SOLE                 10000   0        0
C COR NET CORP                 COMMON           125010108      245    50000 SH           SOLE                 50000   0        0
CAREMARK RX INC                COMMON           141705103      501    19500 SH           SOLE                 19500   0        0
CELGENE CORP                   COMMON           151020104     1365    45000 SH           SOLE                 45000   0        0
CITIGROUP INC                  COMMON           172967101     2054    48000 SH           SOLE                 48000   0        0
CONCEPTUS INC                  COMMON           206016107     2033   145000 SH           SOLE                145000   0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      431    17000 SH           SOLE                 17000   0        0
DANKA BUSINESS SYS PLC         SPONSORED ADR    236277109      232    60000 SH           SOLE                 60000   0        0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     3403   253000 SH           SOLE                253000   0        0
FOUNDRY NETWORKS INC           COMMON           35063R100      713    50000 SH           SOLE                 50000   0        0
GOLDEN STAR RES LTD CDA        COMMON           38119T104       26    10000 SH           SOLE                 10000   0        0
HILLENBRAND INDS INC           COMMON           431573104      706    14000 SH           SOLE                 14000   0        0
HOOKER FURNITURE CORP          COMMON           439038100     1497    60400 SH           SOLE                 60400   0        0
INTERDIGITAL COMMUNICATIONS    COMMON           45866A105    17659   755000 SH           SOLE                755000   0        0
INTERLINK ELECTRS              COMMON           458751104      370    60600 SH           SOLE                 60600   0        0
KEY TECHNOLOGY INC             COMMON           493143101      818    70000 SH           SOLE                 70000   0        0
KOMAG INC                      COM NEW          500453204      407    35000 SH           SOLE                 35000   0        0
KULICKE & SOFFA INDS INC       COMMON           501242101      639   100000 SH           SOLE                100000   0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1279    94100 SH           SOLE                 94100   0        0
LOWRANCE ELECTRS INC           COMMON           548900109      777    91000 SH           SOLE                 91000   0        0
MCLEODUSA INC                  CL A             582266706       44    30000 SH           SOLE                 30000   0        0
MCMORAN EXPLORATION CO         COMMON           582411104      130    11700 SH           SOLE                 11700   0        0
MENTOR GRAPHICS CORP           COMMON           587200106     1584   109000 SH           SOLE                109000   0        0
NEWMONT MINING CORP            COMMON           651639106     1045    32200 SH           SOLE                 32200   0        0
OM GROUP INC                   COMMON           670872100      305    20700 SH           SOLE                 20700   0        0
OMNIVISION TECHNOLOGIES        COMMON           682128103     3994   128300 SH           SOLE                128300   0        0
PARTHUSCEVA INC                COMMON           70212E106      205    25000 SH           SOLE                 25000   0        0
POLYMEDICA CORP                COMMON           731738100     1376    30000 SH           SOLE                 30000   0        0
PUMATECH INC                   COMMON           745887109      102    30000 SH           SOLE                 30000   0        0
REPLIGEN CORP                  COMMON           759916109      382    75000 SH           SOLE                 75000   0        0
RITE AID CORP                  COMMON           767754104      445   100000 SH           SOLE                100000   0        0
RIVIERA TOOL CO                COMMON           769648106      260    80000 SH           SOLE                 80000   0        0
SIERRA HEALTH SVCS INC         COMMON           826322109     1382    69100 SH           SOLE                 69100   0        0
SIGMA DESIGNS INC              COMMON           826565103     1091   100000 SH           SOLE                100000   0        0
STET HELLAS COMMUNICATIONS     ADR              859823106      879    95000 SH           SOLE                 95000   0        0
TALK AMERICA HLDGS INC         COM NEW          87426R202      836    75000 SH           SOLE                 75000   0        0
TEVA PHARMACEUTICAL INDS       SPONSORED ADR    881624209     1309    23000 SH           SOLE                 23000   0        0
TUT SYSTEMS                    COMMON           901103101      394   100000 SH           SOLE                100000   0        0
U S G CORP                     COM NEW          903293405      665    35000 SH           SOLE                 35000   0        0
UNISYS CORP                    COMMON           909214108      196    16000 SH           SOLE                 16000   0        0
UNITED GUARDIAN INC            COMMON           910571108      139    20000 SH           SOLE                 20000   0        0
UNITED MICROELECTRONICS        ADR              910873207     1035   276000 SH           SOLE                276000   0        0
VISHAY INTERTECHNOLOGY INC     COMMON           928298108     3135   237500 SH           SOLE                237500   0        0
WEBEX INC                      COMMON           94767L109      416    30000 SH           SOLE                 30000   0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101      275    25000 SH           SOLE                 25000   0        0
YAK COMMUNICATIONS USA INC     COM NEW          984208207      201    19500 SH           SOLE                 19500   0        0
ZORAN CORP                     COMMON           98975F101      844    44000 SH           SOLE                 44000   0        0
XOMA LTD                       ORD              G9825R107      369    69400 SH           SOLE                 69400   0        0
ALVARION LTD                   SHS              M0861T100      202    50000 SH           SOLE                 50000   0        0
AUDIOCODES LTD                 ORD              M15342104      233    50000 SH           SOLE                 50000   0        0
METALINK LTD                   ORD              M69897102      351    66000 SH           SOLE                 66000   0        0
OPTIBASE LTD                   ORD              M7524R108      136    40000 SH           SOLE                 40000   0        0
ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206       92    10000 SH           SOLE                 10000   0        0
BANCO LATINOAMERICANO DE EXP   CL E             P16994132      577    72378 SH           SOLE                 72378   0        0


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00679.0001 #422986